CONTRACTUAL RIGHTS AND OBLIGATIONS - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONTRACTUAL OBLIGATIONS AND RIGHTS
Average period of redelivery of vessels in operating lease by lessor	1 year 7 months 6 days	4 months 24 days	3 months 18 days